GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 314.2	$ 321.6
Accumulated Amortization	254.7	236.5
Net Carrying Amount	59.5	85.1
Amortization expense on finite lived intangible assets from business acquisition	24.4	28.5	29.9
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	228.9	234.1
Accumulated Amortization	180.2	164.6
Net Carrying Amount	48.7	69.5
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	49.0	48.9
Accumulated Amortization	42.7	38.3
Net Carrying Amount	6.3	10.6
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	24.0	26.2
Accumulated Amortization	20.5	22.5
Net Carrying Amount	3.5	3.7
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	12.3	12.4
Accumulated Amortization	11.3	11.1
Net Carrying Amount	$ 1.0	$ 1.3